Financing instruments payable - Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	R$ 229,691	R$ 44,536
Time deposits	9,662,694	2,977,215
Interbank deposits	6,245	0
Financial bills	2,587,738	16,389
Financial Liabilities At Amortized Cost, Structured Operations Certificates	7,635,838	2,178,459
Market funding operations	20,122,206	5,216,599
Within 30 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	229,691	44,536
Time deposits	751,676	67,501
Interbank deposits	0
Financial bills	0	0
Financial Liabilities At Amortized Cost, Structured Operations Certificates	1,510	0
Market funding operations	982,877	112,037
From 31 to 60 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	0	0
Time deposits	520,694	1,185
Interbank deposits	3,125
Financial bills	0	0
Financial Liabilities At Amortized Cost, Structured Operations Certificates	3,940	0
Market funding operations	527,759	1,185
From 61 to 90 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	0	0
Time deposits	712,092	57,781
Interbank deposits	0
Financial bills	0	0
Financial Liabilities At Amortized Cost, Structured Operations Certificates	5,428	0
Market funding operations	717,520	57,781
From 91 to 180 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	0	0
Time deposits	3,231,965	191,886
Interbank deposits	0
Financial bills	10,945	0
Financial Liabilities At Amortized Cost, Structured Operations Certificates	9,120	945
Market funding operations	3,252,030	192,831
From 181 to 360 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	0	0
Time deposits	2,341,770	2,161,762
Interbank deposits	0
Financial bills	6,164	0
Financial Liabilities At Amortized Cost, Structured Operations Certificates	21,640	1,489
Market funding operations	2,369,574	2,163,251
After 360 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	0	0
Time deposits	2,104,497	497,100
Interbank deposits	3,120
Financial bills	2,570,629	16,389
Financial Liabilities At Amortized Cost, Structured Operations Certificates	7,594,200	2,176,025
Market funding operations	R$ 12,272,446	R$ 2,689,514